Share-Based Compensation (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Share Based Compensation Details [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award Number of Shares Available for Grant Under AmerisourceBergen Equity Incentive Plan	20,400,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Weighted Average Grant Date Fair Value	$ 6.36	$ 7.43	$ 5.82
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Risk Free Interest Rate	0.59%	1.80%	1.76%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Expected Dividend Rate	1.39%	1.10%	1.14%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Expected Volatility Rate	25.63%	26.46%	27.11%
Option Award Fair Value Assumptions Expected Term	3.69 years	3.83 years	3.84 years
Stock or Unit Option Plan Expense	$ 15,400,000	$ 18,800,000	$ 21,700,000
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number	16,086,000	17,848,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period	3,414,000
Stock Option Exercises	(4,477,000)
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeitures And Expirations In Period	(699,000)
Share Based Compensation Arrangement By Share Based Payment Award Options Exercisable Number	8,485,000
Options Expected to Vest	6,991,000
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Weighted Average Exercise Price	$ 28	$ 24
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Weighted Average Exercise Price	$ 37
Share Based Compensation Arrangement By Share Based Payment Award Options Exercises In Period Weighted Average Exercise Price	$ 20
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeitures And Expirations In Period Weighted Average Exercise Price	$ 31
Share Based Compensation Arrangement By Share Based Payment Award Options Exercisable Weighted Average Exercise Price	$ 23
Options Expected to Vest Weighted Average Exercise Price	$ 34
Weighted Average Contractual Term Options Outstanding	5 years	5 years
Weighted Average Contractual Term Options Exercisable	4 years
Weighted Average Contractual Term Options Expected to Vest	6 years
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Intrinsic Value	171,536,000
Share Based Compensation Arrangement By Share Based Payment Award Options Exercisable Intrinsic Value Old	132,756,000
Options Expected to Vest Intrinsic Value	34,789,000
Share Based Compensation Arrangement By Share Based Payment Award Options Exercises In Period Total Intrinsic Value	82,100,000	118,500,000	75,000,000
Nonvested Options Outstanding	7,601,000	7,912,000
Options Vested	(3,034,000)
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeitures In Period	(691,000)
Nonvested Options Weighted Average Fair Value	$ 6	$ 6
Options Vested Weighted Average Fair Value	$ 6
Options Forfeited Weighted Average Fair Value	$ 6
Option Compensation Not Yet Recognized	36,000,000
Weighted Average Period of Unrecognized Option Compensation	2.5 years
ABC Restricted Stock Expense	9,000,000	8,500,000	7,700,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Number	1,058,000	1,063,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period	429,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period	(343,000)
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Forfeited In Period	(91,000)
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Weighted Average Grant Date Fair Value	$ 34	$ 28
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period Weighted Average Grant Date Fair Value	$ 37
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period Weighted Average Grant Date Fair Value	$ 18
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Forfeited In Period Weighted Average Grant Date Fair Value	$ 32
Restricted Stock Compensation Not Yet Recognized	15,000,000
Weighted Average Period of Unrecognized Restricted Stock Compensation	1.5 years
Performance share expense	1,500,000
ESPP Shares Authorized	16,000,000
ESPP Shares Acquired	113,692	106,959	220,367
ESPP Withholdings	1,200,000
Fair Value Stock Options Vested During Year	17,200,000	18,000,000	18,800,000
Fair Value Restricted Stock Vested During Year	$ 6,100,000	$ 7,300,000	$ 9,400,000